12. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Deferred tax assets
	2015	2014
Deferred tax assets (liabilities)
Net operating loss carry-forwards	$627,200	$956,000
Capital losses	5,000	5,000
Office equipment	12,500	12,500
Oil and gas properties	1,691,000	2,133,900
Asset retirement obligation	76,700	63,000
	2,412,400	3,170,400
Valuation allowance	(2,412,400)	(3,170,400)
Net deferred tax asset	$–	$–

Effective income tax rate schedule
	2015		2014		2013
Statutory federal income tax rate	(25%	)	(25%	)	(23%	)
Change in valuation allowance	(24%	)	1%		(9%	)
Non-deductible stock-based compensation	(1%	)	(149%	)	3%
Non-deductible change in fair value of derivative liability	107%		165%		32%
Non-deductible accretion expense	(4%	)	4%		–%
Effect of foreign exchange	(61%	)	2%		(1%	)
Effect of change in income tax rate	–%		2%		(2%	)
	–%		–%		–%